Taxes payable	12 Months Ended
Dec. 31, 2022
Taxes payable [Abstract]
TAXES PAYABLE

NOTE 10 – Taxes payable

At December 31, 2022 and 2021 taxes payable consisted of the following.

	2022	2021
Value-added tax payable	$1,135,002	$990,173
Income tax payable	404,617	198,130
Other taxes payable	131,703	110,844
Total	$1,671,322	$1,299,147